STOCKHOLDER'S EQUITY	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
STOCKHOLDER'S EQUITY

NOTE 15 – STOCKHOLDER'S EQUITY

The total number of authorized capital stock of the Company is 400,000,000 shares with a par value of $0.001 per share, consisting of 300,000,000 shares of voting Common Stock with a par value of $0.001 per share and 100,000,000 shares of Preferred Stock with a par value of $0.001 per share. The rights and terms associated with the Preferred Stock will be determined by the Board of Directors of the Company.

On March 15, 2012, the Company effectuated a 1 for 1,500 reverse split of the Company’s Common Stock, resulting in a total of 173,289 issued and outstanding shares of Common Stock as of March 31, 2012.

Treasury Stock:

The balance of treasury stock as of March 31, 2012 was 887 post-split shares (1,330,440 pre-split shares) valued at par, $1.00

Common Stock:

As of March 31, 2012, there were 173,289 post-split shares of Common Stock of the Company issued and outstanding. During the quarter ended March 31, 2012 the Company issued 15,800 shares of post-split Common Stock valued at $33,000 for conversion of the Asher Enterprises’ Convertible Promissory Note dated June 17, 2011.

Preferred Stock: There is no preferred stock issued and outstanding.

Shares to be issued:

On 06/09/2006, Luberski Inc. transferred and subsequently sold 1,000,000 pre-split shares of common stock of PHI Group, Inc. belonging to an officer of the Company that had been given to Luberski, Inc. as collateral for a loan to the Company. As of June 30, 2007, the Company agreed to pay back 1,000,000 pre-split shares valued at $57,000 to the officer and recorded the transaction as shares to be issued.